UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06570

Name of Fund:  BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock MuniYield

            New Jersey Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2016

Date of reporting period: 10/31/2015

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2015 (Unaudited)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 129.3%
Corporate — 10.8%
County of Salem New Jersey Pollution Control Financing Authority, Refunding RB, Atlantic City Electric, Series A, 4.88%, 6/01/29	$4,550	$5,022,836
Middlesex County Improvement Authority, RB, Senior Heldrich Center Hotel, Series A, 5.00%, 1/01/20	655	599,318
New Jersey EDA, RB, Continental Airlines, Inc. Project, AMT:
Series A, 5.63%, 11/15/30	1,730	1,920,646
Series B, 5.63%, 11/15/30	485	538,447
New Jersey EDA, Refunding RB:
New Jersey American Water Co., Inc. Project, Series A, AMT, 5.70%, 10/01/39	7,900	8,955,914
New Jersey American Water Co., Inc. Project, Series B, AMT, 5.60%, 11/01/34	2,430	2,733,143
United Water of New Jersey, Inc., Series B (AMBAC), 4.50%, 11/01/25	4,500	4,845,780

		24,616,084
County/City/Special District/School District — 20.1%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	2,280	2,299,517
5.25%, 11/01/44	6,500	6,523,140
City of Margate New Jersey, GO, Refunding, Improvement:
5.00%, 1/15/26	1,200	1,341,612
5.00%, 1/15/27	845	937,840
City of Perth Amboy New Jersey, GO, CAB, Refunding (AGM), 5.00%, 7/01/33	755	780,255
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 7/01/45 (a)	3,765	3,840,225
County of Essex New Jersey Improvement Authority, Refunding RB, Project Consolidation (NPFGC):
5.50%, 10/01/28	2,700	3,477,168

Municipal Bonds	Par (000)	Value
New Jersey (continued)
County/City/Special District/School District (continued)
County of Essex New Jersey Improvement Authority, Refunding RB, Project Consolidation (NPFGC) (continued):
5.50%, 10/01/29	$5,085	$6,569,871
County of Gloucester New Jersey Improvement Authority, RB, County Guaranteed Loan — County Capital Program, 5.00%, 4/01/38	1,000	1,077,340
County of Hudson New Jersey, COP, Refunding, (NPFGC), 6.25%, 12/01/16	1,500	1,581,270
County of Hudson New Jersey Improvement Authority, RB, Harrison Parking Facility Project, Series C (AGC), 5.38%, 1/01/44	4,800	5,282,544
County of Mercer Improvement Authority, RB, Courthouse Annex Project, 5.00%, 9/01/40	1,470	1,666,495
County of Middlesex New Jersey, Refunding, COPS, Civic Square IV Redevelopment, 5.00%, 10/15/31	1,400	1,689,646
County of Union New Jersey Improvement Authority, LRB, Guaranteed Lease, Family Court Building Project, 5.00%, 5/01/42	1,650	1,827,193
County of Union New Jersey Utilities Authority, Refunding RB, Series A:
Resources Recovery Facility, Covanta Union, Inc., AMT, 5.25%, 12/01/31	670	730,300
Solid Waste System, County Deficiency Agreement, 5.00%, 6/15/41	4,115	4,549,132
Monmouth County Improvement Authority, Refunding RB, Government Loan (AMBAC):
5.00%, 12/01/15	5	5,018
5.00%, 12/01/16	5	5,017

BLACKROCK MUNIYIELD NEW JERSEY FUND, INC.	OCTOBER 31, 2015	1

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
County/City/Special District/School District (continued)
Monroe Township Board of Education Middlesex County, GO, Refunding, 5.00%, 3/01/38	$1,625	$1,839,760

		46,023,343
Education — 28.0%
New Jersey EDA, RB:
Leap Academy Charter School, Series A, 6.20%, 10/01/44	235	237,388
Leap Academy Charter School, Series A, 6.30%, 10/01/49	375	378,773
MSU Student Housing Project Provide, 5.75%, 6/01/31	1,000	1,113,350
MSU Student Housing Project Provide, 5.88%, 6/01/42	1,500	1,659,390
The Team Academy Charter School Project, 6.00%, 10/01/33	2,835	3,200,091
New Jersey EDA, Refunding RB, Series A, Greater Brunswick Charter School, Inc. Project (a):
5.88%, 8/01/44	780	799,757
6.00%, 8/01/49	555	568,026
New Jersey Educational Facilities Authority, RB:
Higher Educational Capital Improvement Fund, Series A, 5.00%, 9/01/32	3,925	4,046,322
Montclair State University, Series J, 5.25%, 7/01/38	1,140	1,242,817
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D, 5.00%, 7/01/18 (b)	1,485	1,647,296
College of New Jersey, Series D, 5.00%, 7/01/35	4,630	5,032,717
Georgian Court University, Series D, 5.25%, 7/01/37	1,000	1,049,530
Kean University, Series A, 5.50%, 9/01/36	4,500	5,071,545
Montclaire State University, Series A, 5.00%, 7/01/44	6,790	7,470,969
New Jersey Institute of Technology, Series H, 5.00%, 7/01/31	1,250	1,400,063
Ramapo College, Series B, 5.00%, 7/01/42	340	367,880
Rider University, Series A, 5.00%, 7/01/32	1,000	1,064,840
Rowan University, Series B (AGC), 5.00%, 7/01/24	1,800	1,977,228
Seton Hall University, Series D, 5.00%, 7/01/38	395	433,141

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (continued)
New Jersey Educational Facilities Authority, Refunding RB (continued):
University of Medicine & Dentistry, Series B, 7.13%, 6/01/19 (b)	$1,300	$1,571,505
University of Medicine & Dentistry, Series B, 7.50%, 6/01/19 (b)	1,625	1,985,717
New Jersey Higher Education Student Assistance Authority, Refunding RB:
Series 1, AMT, 5.75%, 12/01/29	4,045	4,458,318
Series 1A, 5.00%, 12/01/25	765	807,144
Series 1A, 5.00%, 12/01/26	480	505,382
Series 1A, 5.25%, 12/01/32	900	967,257
New Jersey Institute of Technology, RB, Series A:
5.00%, 7/01/40	1,500	1,663,665
5.00%, 7/01/42	3,040	3,331,718
5.00%, 7/01/45	2,935	3,210,156
Rutgers — The State University of New Jersey, Refunding RB, Series L, 5.00%, 5/01/43	5,870	6,536,656

		63,798,641
Health — 8.9%
County of Camden New Jersey Improvement Authority, Refunding RB, 5.00%, 2/15/34	590	630,391
New Jersey EDA, Refunding RB, Lions Gate Project:
5.00%, 1/01/34	500	508,690
5.25%, 1/01/44	315	321,584
New Jersey Health Care Facilities Financing Authority, RB:
Meridian Health System Obligated Group, Series I (AGC), 5.00%, 7/01/38	935	988,258
Robert Wood Johnson University Hospital, Series A, 5.50%, 7/01/43	1,420	1,629,052
Virtua Health, Series A (AGC), 5.50%, 7/01/38	2,500	2,754,850
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 6.00%, 7/01/41	2,435	2,875,735

2	BLACKROCK MUNIYIELD NEW JERSEY FUND, INC.	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Health (continued)
New Jersey Health Care Facilities Financing Authority, Refunding RB (continued):
Robert Wood Johnson University Hospital, 5.00%, 7/01/31	$1,000	$1,102,540
South Jersey Hospital, 5.00%, 7/01/36	385	391,672
St. Barnabas Health Care System, Series A, 5.00%, 7/01/29	4,140	4,255,258
St. Barnabas Health Care System, Series A, 5.63%, 7/01/32	1,090	1,258,372
St. Barnabas Health Care System, Series A, 5.63%, 7/01/37	3,030	3,460,351

		20,176,753
Housing — 3.1%
New Jersey Housing & Mortgage Finance Agency, RB:
M/F Housing, Series A, 4.75%, 11/01/29	2,305	2,424,952
S/F Housing, Series AA, 6.50%, 10/01/38	185	191,830
S/F Housing, Series CC, 5.00%, 10/01/34	1,700	1,769,768
S/F Housing, Series U, AMT, 4.95%, 10/01/32	260	264,446
S/F Housing, Series U, AMT, 5.00%, 10/01/37	265	268,644
Newark Housing Authority, RB, South Ward Police Facility (AGC), 6.75%, 12/01/38	1,750	2,057,423

		6,977,063
State — 17.0%
Garden State Preservation Trust, RB, CAB, Series B (AGM) (c):
0.00%, 11/01/23	1,460	1,208,617
0.00%, 11/01/28	4,540	3,087,745
New Jersey EDA, RB:
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/25	2,000	2,317,880
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	9,090	9,207,352

Municipal Bonds	Par (000)	Value
New Jersey (continued)
State (continued)
New Jersey EDA, RB (continued):
School Facilities Construction (AGC), 5.50%, 12/15/18 (b)	$2,345	$2,672,432
School Facilities Construction (AGC), 5.50%, 12/15/34	1,320	1,452,739
School Facilities Construction, Series CC-2, 5.00%, 12/15/31	1,125	1,148,670
School Facilities Construction, Series Y, 5.00%, 9/01/18 (b)	880	980,434
New Jersey EDA, Refunding RB:
5.25%, 6/15/19 (b)	265	304,276
5.25%, 12/15/33	735	758,167
Cigarette Tax, 5.00%, 6/15/26	440	468,626
Cigarette Tax, 5.00%, 6/15/28	720	756,533
Cigarette Tax, 5.00%, 6/15/29	1,760	1,841,647
School Facilities Construction, Series AA, 5.50%, 12/15/29	3,000	3,157,560
School Facilities Construction, Series GG, 5.25%, 9/01/27	3,000	3,164,160
New Jersey Health Care Facilities Financing Authority, RB, Hospital Asset Transformation Program, Series A, 5.25%, 10/01/38	2,300	2,397,727
State of New Jersey, COP, Equipment Lease Purchase, Series A, 5.25%, 6/15/28	1,100	1,152,734
State of New Jersey, GO, Various Purposes, 5.00%, 6/01/28	2,425	2,756,910

		38,834,209
Transportation — 40.0%
Delaware River Port Authority of Pennsylvania & New Jersey, RB:
5.00%, 1/01/40	2,620	2,922,636
Series D, 5.00%, 1/01/40	1,535	1,707,227
New Jersey EDA, RB, The Goethals Bridge Replacement Project, AMT:
5.38%, 1/01/43	9,420	10,043,981
Private Activity Bond (AGM), 5.00%, 1/01/31	1,000	1,101,250

BLACKROCK MUNIYIELD NEW JERSEY FUND, INC.	OCTOBER 31, 2015	3

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Transportation (continued)
New Jersey State Turnpike Authority, RB:
Growth & Income Securities, Series B (AMBAC), 5.15%, 1/01/35 (d)	$4,870	$5,079,848
Series A, 5.00%, 1/01/38	10,750	11,876,170
Series A, 5.00%, 1/01/43	610	671,982
Series E, 5.25%, 1/01/40	2,525	2,774,091
New Jersey State Turnpike Authority, Refunding RB, Series A, 5.00%, 1/01/35	1,000	1,105,310
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series C (AMBAC), 0.00%, 12/15/35 (c)	4,140	1,368,063
Transportation Program, Series AA, 5.00%, 6/15/38	5,935	6,042,898
Transportation System, 6.00%, 12/15/38	1,950	2,136,011
Transportation System, Series A, 6.00%, 6/15/35	6,030	6,657,361
Transportation System, Series A, 5.88%, 12/15/38	3,650	3,939,153
Transportation System, Series A, 5.50%, 6/15/41	5,500	5,834,840
Transportation System, Series A (AGC), 5.63%, 12/15/28	1,250	1,419,350
Transportation System, Series A (AGC), 5.50%, 12/15/38	1,000	1,092,310
Transportation System, Series AA, 5.50%, 6/15/39	5,520	5,876,316
Port Authority of New York & New Jersey, ARB:
Consolidated, 93rd Series, 6.13%, 6/01/94	5,000	6,102,850
JFK International Air Terminal, Series 8, 6.00%, 12/01/42	2,700	3,129,759
169th Series, 5.00%, 10/01/41	250	271,125
Port Authority of New York & New Jersey, Refunding ARB, Consolidated:
152nd Series, AMT, 5.75%, 11/01/30	3,300	3,649,008
152nd Series, AMT, 5.25%, 11/01/35	240	260,158
166th Series, 5.25%, 7/15/36	4,000	4,564,880

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Transportation (continued)
Port Authority of New York & New Jersey, Refunding ARB, Consolidated (continued):
172nd Series, AMT, 5.00%, 10/01/34	$1,500	$1,661,955

		91,288,532
Utilities — 1.5%
Rahway Valley Sewerage Authority, RB, CAB, Series A (NPFGC), 0.00%, 9/01/31 (c)	6,000	3,367,920
Total Municipal Bonds — 129.4%		295,082,545

Municipal Bonds Transferred to Tender Option Bond Trusts (e)
New Jersey — 29.9%
County/City/Special District/School District — 6.1%
County of Union New Jersey Utilities Authority, Refunding LRB, Resource Recovery Facility, Covanta Union, Inc., Series A, AMT, 5.25%, 12/01/31	12,820	13,973,800
Education — 1.0%
Rutgers — The State University of New Jersey, RB, Series F, 5.00%, 5/01/39	2,009	2,235,006
State — 7.2%
Garden State Preservation Trust, RB, Election of 2005, Series A (AGM), 5.75%, 11/01/28	5,460	6,807,910
New Jersey EDA, RB, School Facilities Construction (AGC):
6.00%, 12/15/18 (b)	1,185	1,385,698
6.00%, 12/15/34	2,415	2,723,378
New Jersey EDA, Refunding RB, 5.00%, 3/01/29 (f)	5,230	5,430,903

		16,347,889
Transportation — 15.6%
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 1/01/38 (f)	8,820	9,743,983
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AMBAC), 5.00%, 12/15/32	4,100	4,294,135
Series B, 5.25%, 6/15/36 (f)	5,001	5,185,441

4	BLACKROCK MUNIYIELD NEW JERSEY FUND, INC.	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
New Jersey (continued)
Transportation (continued)
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT, 5.00%, 10/15/41	$11,250	$12,200,625
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, AMT, 5.25%, 11/01/35	3,764	4,079,811

		35,503,995
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 29.9%		68,060,690
Total Long-Term Investments (Cost — $340,154,959) — 159.3%		363,143,235

Short-Term Securities	Shares	Value
BIF New Jersey Municipal Money Fund, 0.01% (g)(h)	2,110,678	$2,110,678
Total Short-Term Securities (Cost — $2,110,678) — 0.9%		2,110,678
Total Investments (Cost — $342,265,637*) — 160.2%		365,253,913
Other Assets Less Liabilities — 1.9%		4,554,806
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (17.3)%		(39,572,305)
VRDP Shares, at Liquidation Value — (44.8)%		(102,200,000)

Net Assets Applicable to Common Shares — 100.0%		$228,036,414

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$303,381,719

Gross unrealized appreciation	$24,553,709
Gross unrealized depreciation	(2,235,034)

Net unrealized appreciation	$22,318,675

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Zero-coupon bond.

(d)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of period end.

(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(f)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB Trust Certificates and proceeds received from the sale of the security contributed to the TOB Trust or in the event of a default on the security. In the case of a shortfall or default, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements which expire between June 15, 2019 to September 1, 2020 is $14,350,925.

(g)	During the period ended October 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2015	Net Activity	Shares Held at October 31, 2015	Income
BIF New Jersey Municipal Money Fund	3,887,295	(1,776,617)	2,110,678	$39

(h)	Represents the current yield as of period end.

BLACKROCK MUNIYIELD NEW JERSEY FUND, INC.	OCTOBER 31, 2015	5

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.	CAB	Capital Appreciation Bonds	M/F	Multi-Family
AGM	Assured Guaranty Municipal Corp.	COP	Certificates of Participation	NPFGC	National Public Finance Guarantee Corp.
AMBAC	American Municipal Bond Assurance Corp.	EDA	Economic Development Authority	OTC	Over-the-Counter
AMT	Alternative Minimum Tax (subject to)	GO	General Obligation Bonds	RB	Revenue Bonds
ARB	Airport Revenue Bonds	LRB	Lease Revenue Bonds	S/F	Single-Family

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(14)	5-Year U.S. Treasury Note	December 2015	$1,676,828	$19,476
(25)	10-Year U.S. Treasury Note	December 2015	$3,192,188	52,579
(11)	Long U.S. Treasury Bond	December 2015	$1,720,812	35,525
(2)	U.S. Ultra Bond	December 2015	$319,500	5,216
Total				$112,796

6	BLACKROCK MUNIYIELD NEW JERSEY FUND, INC.	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments [and derivative financial instruments] is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$363,143,235	—	$363,143,235
Short-Term Investments	$2,110,678	—	—	2,110,678

Total	$2,110,678	$363,143,235	—	$365,253,913

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$112,796	—	—	$112,796
[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK MUNIYIELD NEW JERSEY FUND, INC.	OCTOBER 31, 2015	7

Schedule of Investments (concluded)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$92,150	—	—	$92,150
Liabilities:
TOB Trust Certificates	—	$(39,553,519)	—	(39,553,519)
VRDP Shares	—	(102,200,000)	—	(102,200,000)

Total	$92,150	$(141,753,519)	—	$(141,661,369)

During the period ended October 31, 2015, there were no transfers between levels.

8	BLACKROCK MUNIYIELD NEW JERSEY FUND, INC.	OCTOBER 31, 2015

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield New Jersey Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniYield New Jersey Fund, Inc.

Date:	December 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniYield New Jersey Fund, Inc.

Date:	December 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock MuniYield New Jersey Fund, Inc.

Date:	December 22, 2015